UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2007


Check here if Amendment (    ); Amendment Number: ______________

This Amendment (Check only one.) :     (    )  is a restatement.
                                       (    )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: TIFF Advisory Services, Inc. (formerly known as Foundation Advisers, Inc.)

Address: Four Tower Bridge, 200 Barr Harbor Drive, Suite 100

         West Conshohocken, PA 19428

Form 13F File Number: 028-11995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tina Leiter

Title:     Chief Compliance Officer, TIFF Advisory Services, Inc.

Phone:     610-684-8000


Signature, Place, and Date of Signing:

/s/ Tina Leiter                    Charlottesville, VA     8/6/07
(Signature)                        (City, State)          (Date)

Report Type  (Check only one.):

(   )   13F HOLDINGS REPORT.    (Check here if all holdings of this reporting
                                manager are reported in this report.)

(   )   13F NOTICE.             (Check here if no holdings reported are in this
                                report,and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

( X )   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this
                                report and a portion are reported by other
                                reporting manager(s).)
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                             Form 13F SUMMARY PAGE



List of Other Managers Reporting for this Manager:


Form 13F File Number           Name

28-05508                       Aronson+Johnson+Ortiz LP

28-04441                       Westport Asset Management, Inc.

28-04097                       Shapiro Capital Management LLC

28-11450                       Mondrian Investment Partners Limited

28-6422                        Marathon Asset Management, LLP

28-04557                       Wellington Management Company, LLP

28-10835                       KG Redding & Associates, LLC



Report Summary:

Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     3

Form 13F Information Table Value Total (in thousands):     $33,335


List of Other Included Managers:     None

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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Item 1:           Item 2:        Item 3:     Item 4:       Item 5:            Item 6:             Item 7:          Item 8:
                                                                            Investment                           Voting Auth.
                                                                            Discretion

Name Of Issuer    Title of       CUSIP       Fair Market   Shares or                             Managers
                  Class                      Value         Principal  a)Sole (b)Shared c)Shared              a)Sole (b)Shared c)None
..                                            (000)            Amt                        Other
iShares Trust     MSCI
                  Emerging
                  Market         464287234     6,569        50,000      X                                      50,000

iShares Trust     MSCI EAFE
                  Index
                                 464287465    26,729       331,500      X                                     331,500
Pacific Rim       Common Stock   694915208        37        35,000      X                                      35,000
Mining Corp.

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